CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs (in dollars)	$ 0	$ 375	$ 375	$ 0